Monteagle Fixed Income Fund
Monteagle Fixed Income Fund
Investment Objective
The investment objective of the Monteagle Fixed Income Fund (the “Fund”) is total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Class A Sales Charge Schedule” on page 35 of this prospectus and in the section “Sales Charges” on page 31 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Monteagle Fixed Income Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value at the time of purchase)	none	1.00%
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (fees paid from fund assets)
Annual Fund Operating Expenses Monteagle Fixed Income Fund		Class A	Class C
Management Fees		0.97%	0.97%
Distribution [and/or Service] (12b-1) Fees		0.25%	1.00%
Other Expenses		0.10%	0.10%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.33%	2.08%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Monteagle Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	431	709	1,007	1,853
Class C	211	652	1,119	2,410

You would pay the following if you did not redeem your shares:
Expense Example, No Redemption Monteagle Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	431	709	1,007	1,853
Class C	211	652	1,119	2,410

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities. The Fund generally invests in investment grade intermediate term fixed income securities maintaining an average maturity of bonds and notes (on a dollar weighted basis) generally between 3 and 8 years; and rated at least Aa or higher by Moody’s Investors Service, Inc. or AA or higher by Standard & Poor’s Ratings Group for municipal bonds and A or higher by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group for corporate bonds. Under normal circumstances, at least 80% of the Fund’s net assets will be fixed income securities, including U.S. government securities, securities issued by agencies of the U.S. government, mortgage-backed securities, taxable municipal bonds and corporate debt securities, with no more than 70% in any one category. The Fund, based on assessment of market conditions, will either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The securities purchased may have maturities ranging from overnight to 30 years.

Principal Risks

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Fixed Income Risk. The Fund’s share price, yield and total return will fluctuate in response interest rate movements. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. The value of your investment may decrease when interest rates rise. To the extent the Fund invests in fixed income securities with longer maturities, the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities. Rising interest rates may also reduce the amount of prepayments on the assets backing these securities, causing the Fund’s average maturity to rise and increasing the Fund’s potential for losses in value. The value of the Fund’s holding will also be affected by the credit worthiness of such holdings. To the extent a particular holding is deemed to be of a lower credit quality than when the fund purchased it, the value of such holding may decline.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed and other mortgage related securities. A decline in interest rates may result in losses in these securities’ values if actual prepayments occur at a much faster pace than had been expected when the securities were purchased.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of bond market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares of the Fund and how its performance has varied from year to year. The performance of Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the Classes differ.

Annual Total Returns as of 12/31 for Class A Shares (excluding sales charges which, if included, would cause returns to be lower)

The Fund’s Class A Shares year-to-date total return through September 30, 2011 was 4.21%.

During the period shown in the bar chart, the highest return for a quarter was 2.70% (for the quarter ended June 30, 2010) and the lowest return was -1.77% (for the quarter ended December 31, 2010).

Average Annual Total Returns For Periods Ended December 31, 2010

The following table shows how the Fund’s Class A Shares and Class C Shares average annual total returns compare to those of the Barclays Capital Intermediate U.S. Government/Credit Bond Index (formerly the Lehman Brothers Intermediate U.S. Government/Credit Bond Index). The table also presents the impact of taxes on the Fund’s Class A Shares returns. After-tax returns for Class C Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns Monteagle Fixed Income Fund	1 Year	Since Inception	Inception Date
Class A	1.26%	0.96%	Nov. 06, 2009
Class A - Return After Taxes on Distributions	0.25%	(0.04%)	Nov. 06, 2009
Class A - Return After Taxes on Distributions and Sale of Fund Shares	0.81%	0.24%	Nov. 06, 2009
Class C	3.66%	2.95%	Nov. 06, 2009
Barclays Capital Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	5.89%	4.99%	Nov. 06, 2009

Monteagle Informed Investor Growth Fund
Monteagle Informed Investor Growth Fund
Investment Objective
The investment objective of the Monteagle Informed Investor Growth Fund (the “Fund”) is long term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Class A Sales Charge Schedule” on page 35 of this prospectus and in the section “Sales Charges” on page 31 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Monteagle Informed Investor Growth Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	none
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value at the time of purchase)	none	1.00%
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (fees paid from fund assets)
Annual Fund Operating Expenses Monteagle Informed Investor Growth Fund		Class A	Class C
Management Fees		1.19%	1.19%
Distribution [and/or Service] (12b-1) Fees		0.25%	1.00%
Other Expenses		0.14%	0.14%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.24%	0.24%
Total Annual Fund Operating Expenses	[1]	1.82%	2.57%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Monteagle Informed Investor Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	1,044	1,436	2,530
Class C	260	799	1,365	2,905

You would pay the following if you did not redeem your shares:
Expense Example, No Redemption Monteagle Informed Investor Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	1,044	1,436	2,530
Class C	260	799	1,365	2,905

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 755% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in “growth stocks.” These are stocks that the Fund’s Sub-adviser believes demonstrate accelerating cash flows, profit margins and/or revenues. The Sub-adviser emphasizes companies where management and/or large outside investors (such as banks, insurance companies and mutual funds) are buyers or owners of the stock or where the company itself is repurchasing its own shares on the open market. Each of these types of investment professionals is considered an “Informed Investor.”

Investment decision-making for the Fund is triggered by detailed research analysis of such factors as a candidate company’s financial stability and strength, internal valuation and pricing ratios, sector leadership and, most significantly, the sustainability of the earnings growth rate. Similar factors determine when a security is sold. In this regard, the Sub-adviser uses a strict sell discipline. The discipline has sell signals: sell-stops protect profits and minimize future losses; sell signal when stock's "Loss Limit" price safeguard is violated; and sell signal on any advancing indicators of a company's fundamental breakdown. A consequence of the Sub-adviser's strategy, under certain market conditions, is high turnover.

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies, but may invest in companies of any size. Although the Fund will not concentrate in any one industry, it is anticipated that the Fund’s portfolio will focus on a small, select group of industries (“growth industries”) which the Fund’s Sub-adviser believes offer superior growth opportunities based on overall economic trends.

The Fund may also invest a portion of its assets in broad market index exchange traded funds (“ETFs”) -- including ETFs that are leveraged or inversely related to the market. From time to time, the Fund’s Sub-adviser may determine that only a limited number of companies meet the criteria for investment described above. At such times, all or a significant portion of the Fund’s assets may be invested in ETFs -- including ETFs that are leveraged or inversely related to the market, money market instruments (including money market mutual funds) or repurchase agreements for an extended period of time. The Sub-adviser sees active trading as necessary to address market disturbances, volatility and the like. The Sub-adviser views ETF’s as risky investments because they are more volatile – particularly those that are leveraged or inversely related to the market; and, to address this risk, the Sub-adviser employs its strict sell discipline.

Principal Risks

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Volatility Risk. Because the Fund will emphasize various growth industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

ETF Risk. The Fund may invest in ETFs that are leveraged. If the ETF’s target index experiences adverse daily performance, the Fund’s investment in the ETF will be reduced by a greater amount for every adverse performance. Further, purchasing shares during a day may result in greater exposure to the performance of the target index if the target index moves in a direction adverse to the ETF between the close of the markets on one trading day and before the close of the markets on the next trading day.

Small and Mid Capitalization Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers, which could be viewed as riskier than a diversified fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares of the Fund and how its performance has varied from year to year. The performance for Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the Classes differ.

Annual Total Returns as of 12/31 for Class A Shares (excluding sales charges which, if included, would cause returns to be lower)

The Fund’s Class A Shares year-to-date total return through September 30, 2011 was -23.06%.

During the period shown in the bar chart, the highest quarterly return was 14.36% (for the quarter ended December 31, 2010) and the lowest return was -2.29%% (for the quarter ended September 30, 2010).

Average Annual Total Returns For Periods Ended December 31, 2010

The table below shows how the Fund’s Class A Shares and Class C Shares average annual total returns compared to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s Class A Shares returns. After-tax returns for Class C Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns Monteagle Informed Investor Growth Fund	1 Year	Since Inception	Inception Date
Class A	8.82%	12.81%	Nov. 06, 2009
Class A - Return After Taxes on Distributions	4.17%	3.66%	Nov. 06, 2009
Class A - Return After Taxes on Distributions and Sale of Fund Shares	5.70%	5.46%	Nov. 06, 2009
Class C	13.83%	17.24%	Nov. 06, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	17.51%	Nov. 06, 2009

Monteagle Quality Growth Fund
Monteagle Quality Growth Fund
Investment Objective
The investment objective of the Monteagle Quality Growth Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Class A Sales Charge Schedule” on page 35 of this prospectus and in the section “Sales Charges” on page 31 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Monteagle Quality Growth Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	none
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value at the time of purchase)	none	1.00%
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (fees paid from fund assets)
Annual Fund Operating Expenses Monteagle Quality Growth Fund	Class A	Class C
Management Fees	1.20%	1.20%
Distribution [and/or Service] (12b-1) Fees	0.25%	1.00%
Other Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	1.57%	2.32%

Example

The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Monteagle Quality Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	652	971	1,312	2,274
Class C	235	724	1,240	2,656

You would pay the following if you did not redeem your shares:
Expense Example, No Redemption Monteagle Quality Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	652	971	1,312	2,274
Class C	235	724	1,240	2,656

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “growth investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that its Sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund only invests in companies that have a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Principal Risks

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Small and Mid Capitalization Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements, for reasons including that the stocks are generally traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares of the Fund and how its performance has varied from year to year. The performance of Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the Classes differ.

Annual Total Returns as of 12/31 for Class A Shares (excluding sales charges which, if included, would cause returns to be lower)

The Fund’s Class A Shares year-to-date total return through September 30, 2011 was -10.03%.

During the period shown in the bar chart, the highest quarterly return was 13.14% (for the quarter ended December 31, 2010) and the lowest return was -11.59% (for the quarter ended June 30, 2010).

Average Annual Total Returns For Periods Ended December 31, 2010

The table below shows how the Fund’s Class A Shares and Class C Shares average annual total returns compared to those of the S&P 500 Index® and the Russell 1000 Growth Index®. The Russell 1000 Growth Index®, which measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, is provided as a supplemental benchmark because is it reflective of the market for growth stocks in which the Fund invests. The table also presents the impact of taxes on the Fund’s Class A Shares returns. After-tax returns for Class C Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns Monteagle Quality Growth Fund	1 Year	Since Inception	Inception Date
Class A	10.58%	13.83%	Nov. 06, 2009
Class A - Return After Taxes on Distributions	10.58%	13.83%	Nov. 06, 2009
Class A - Return After Taxes on Distributions and Sale of Fund Shares	6.88%	11.78%	Nov. 06, 2009
Class C	15.49%	18.21%	Nov. 06, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	17.51%	Nov. 06, 2009
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	19.97%	Nov. 06, 2009

Monteagle Select Value Fund
Monteagle Select Value Fund
Investment Objective
The investment objective of the Monteagle Select Value Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Class A Sales Charge Schedule” on page 35 of this prospectus and in the section “Sales Charges” on page 31 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Monteagle Select Value Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	none
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value at the time of purchase)	none	1.00%
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (fees paid from fund assets)
Annual Fund Operating Expenses Monteagle Select Value Fund		Class A	Class C
Management Fees		1.20%	1.20%
Distribution [and/or Service] (12b-1) Fees		0.25%	1.00%
Other Expenses		0.20%	0.20%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.66%	2.41%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Monteagle Select Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	660	997	1,357	2,367
Class C	244	751	1,285	2,746

You would pay the following if you did not redeem your shares:
Expense Example, No Redemption Monteagle Select Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	660	997	1,357	2,367
Class C	244	751	1,285	2,746

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “value investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that the Fund’s Sub-adviser believes are under-priced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Principal Risks

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s Sub-adviser believes is its full value. It may even decrease in value.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares of the Fund and how its performance has varied from year to year. The performance for Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the Classes differ.

Annual Total Returns as of 12/31 for Class A Shares (excluding sales charges which, if included, would cause returns to be lower)

The Fund’s Class A Shares year-to-date total return through September 30, 2011 was -14.86%.

During the period shown in the bar chart, the highest quarterly return was 14.05% (for the quarter ended September 30, 2010) and the lowest return was –12.14% (for the quarter ended June 30, 2010).

Average Annual Total Returns For Periods Ended December 31, 2010

The table below shows how the Fund’s Class A Shares and Class C Shares average annual total returns compare to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s Class A Shares returns. After-tax returns for Class C Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns Monteagle Select Value Fund	1 Year	Since Inception	Inception Date
Class A	13.39%	16.12%	Nov. 06, 2009
Class A - Return After Taxes on Distributions	13.39%	16.12%	Nov. 06, 2009
Class A - Return After Taxes on Distributions and Sale of Fund Shares	8.71%	13.72%	Nov. 06, 2009
Class C	18.50%	20.54%	Nov. 06, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	17.51%	Nov. 06, 2009

Monteagle Value Fund
Monteagle Value Fund
Investment Objective
The investment objective of the Monteagle Value Fund (the “Fund”) is long term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Class A Sales Charge Schedule” on page 35 of this prospectus and in the section “Sales Charges” on page 31 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Monteagle Value Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%	none
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value at the time of purchase)	none	1.00%
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (fees paid from fund assets)
Annual Fund Operating Expenses Monteagle Value Fund	Class A	Class C
Management Fees	1.20%	1.20%
Distribution [and/or Service] (12b-1) Fees	0.25%	1.00%
Other Expenses	0.20%	0.20%
Total Annual Fund Operating Expenses	1.65%	2.40%

Example

The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Monteagle Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	659	994	1,352	2,357
Class C	243	748	1,280	2,736

You would pay the following if you did not redeem your shares:
Expense Example, No Redemption Monteagle Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	659	994	1,352	2,357
Class C	243	748	1,280	2,736

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

A long-term (or “buy and hold”) approach is used to manage the Fund’s portfolio. The Fund invests primarily in common stocks of small, medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that are believed to be undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index®. A stock will be sold when it is no longer undervalued or when the fundamentals of the company that affect revenue and profitability have changed significantly, either in a positive or negative direction.

Principal Risks

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Company Risk. The Fund might decrease in value in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Volatility Risk. Common stocks tend to be more volatile than other investment choices. Because the Fund will emphasize various growth industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

Portfolio Turnover Risk. Generally, the Fund intends to invest for long-term purposes. However, the Fund’s rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Sub-adviser believes that portfolio changes are necessary or appropriate. Periods of portfolio “repositioning” may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Small and Mid Capitalization Risk. The Fund may invest in mid-capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements, for reasons including that the stocks are generally traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects.

Sector Risks. While the Fund will not concentrate its investments in any one industry or group of related industries by investing more than 25% of the portfolio, the Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares of the Fund and how its performance has varied from year to year. The performance for Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the Classes differ.

Annual Total Returns as of 12/31 for Class A Shares (excluding sales charges which, if included, would cause returns to be lower)

The Fund’s Class A Shares year-to-date total return through September 30, 2011 was -12.24%.

During the period shown in the bar chart, the highest quarterly return was 12.16% (for the quarter ended September 30, 2010) and the lowest return was -9.95% (for the quarter ended June 30, 2010).

Average Annual Total Returns For Periods Ended December 31, 2010

The table that follows shows how the Fund’s Class A Shares and Class C Shares average annual total returns compare to those of the S&P 500 Index® and the Russell 2000 Value Index®. The Russell 2000 Value Index®, which tracks stocks in the Russell 2000 Index® with lower price-to-book ratios and lower forecasted growth values, is provided as a supplemental benchmark because is it reflective of the market for value stocks in which the Fund invests. The table also presents the impact of taxes on the Fund’s Class A Shares returns. After-tax returns for Class C Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns Monteagle Value Fund	1 Year	Since Inception	Inception Date
Class A	9.68%	12.24%	Nov. 06, 2009
Class A - Return After Taxes on Distributions	9.48%	12.02%	Nov. 06, 2009
Class A - Return After Taxes on Distributions and Sale of Fund Shares	6.28%	10.28%	Nov. 06, 2009
Class C	14.70%	16.59%	Nov. 06, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	17.51%	Nov. 06, 2009
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	24.50%	29.80%	Nov. 06, 2009

Monteagle Fixed Income Fund - Class I
Fund Summary
Investment Objective
The investment objective of the Monteagle Fixed Income Fund (the “Fund”) is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monteagle Fixed Income Fund - Class I Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Monteagle Fixed Income Fund - Class I Institutional Class
Management Fees		0.97%
Distribution [and/or Service] (12b-1) Fees		none
Other Expenses		0.10%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	1.08%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Monteagle Fixed Income Fund - Class I Institutional Class	110	343	595	1,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities. The Fund generally invests in investment grade intermediate term fixed income securities maintaining an average maturity of bonds and notes (on a dollar weighted basis) generally between 3 and 8 years; and rated at least Aa or higher by Moody’s Investors Service, Inc. or AA or higher by Standard & Poor’s Ratings Group for municipal bonds and A or higher by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group for corporate bonds. Under normal circumstances, at least 80% of the Fund’s net assets will be fixed income securities, including U.S. government securities, securities issued by agencies of the U.S. government, mortgage-backed securities, taxable municipal bonds and corporate debt securities, with no more than 70% in any one category. The Fund, based on assessment of market conditions, will either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The securities purchased may have maturities ranging from overnight to 30 years.

Principal Risks

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Fixed Income Risk. The Fund’s share price, yield and total return will fluctuate in response interest rate movements. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. The value of your investment may decrease when interest rates rise. To the extent the Fund invests in fixed income securities with longer maturities, the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities. Rising interest rates may also reduce the amount of prepayments on the assets backing these securities, causing the Fund’s average maturity to rise and increasing the Fund’s potential for losses in value. The value of the Fund’s holding will also be affected by the credit worthiness of such holdings. To the extent a particular holding is deemed to be of a lower credit quality than when the fund purchased it, the value of such holding may decline.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed and other mortgage related securities. A decline in interest rates may result in losses in these securities’ values if actual prepayments occur at a much faster pace than had been expected when the securities were purchased..

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of bond market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years. The Fund acquired all the assets and liabilities of the Monteagle Fixed Income Fund, a series of Unified Series Trust (the “Predecessor Fund”), in a tax-free reorganization effective as of July 14, 2006. The Fund is a continuation of the Predecessor Fund and, therefore, the bar chart reflects the Predecessor Fund’s returns.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2011 was 4.49%.

During the period shown in the bar chart, the highest return for a quarter was 6.50% (for the quarter ended September 30, 2001) and the lowest return was -2.60% (for the quarter ended June 30, 2004).

Average Annual Total Returns For Periods Ended December 31, 2010

The following table shows how the Fund’s average annual total returns compare to those of the Barclays Capital Intermediate U.S. Government/Credit Bond Index (formerly the Lehman Brothers Intermediate U.S. Government/Credit Bond Index). The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns Monteagle Fixed Income Fund - Class I	1 Year	5 Years	10 Years
Institutional Class	4.79%	4.69%	4.56%
Institutional Class - Return After Taxes on Distributions	3.61%	3.33%	3.00%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	3.11%	3.20%	3.00%
Barclays Capital Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	5.89%	5.53%	5.51%

Performance reflects fee waivers by the Fund’s investment adviser for periods prior to 2008; had advisory fees not been waived during such periods, returns would be less than those shown.
Monteagle Informed Investor Growth Fund - Class I
Fund Summary
Investment Objective
The investment objective of the Monteagle Informed Investor Growth Fund (the “Fund”) is long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monteagle Informed Investor Growth Fund - Class I Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Monteagle Informed Investor Growth Fund - Class I Institutional Class
Management Fees		1.19%
Distribution [and/or Service] (12b-1) Fees		none
Other Expenses		0.14%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.24%
Total Annual Fund Operating Expenses	[1]	1.57%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Monteagle Informed Investor Growth Fund - Class I Institutional Class	160	496	855	1,867

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 755% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in “growth stocks.” These are stocks that the Fund’s Sub-adviser believes demonstrate accelerating cash flows, profit margins and/or revenues. The Sub-adviser emphasizes companies where management and/or large outside investors (such as banks, insurance companies and mutual funds) are buyers or owners of the stock or where the company itself is repurchasing its own shares on the open market. Each of these types of investment professionals is considered an “Informed Investor.”

Investment decision-making for the Fund is triggered by detailed research analysis of such factors as a candidate company’s financial stability and strength, internal valuation and pricing ratios, sector leadership and, most significantly, the sustainability of the earnings growth rate. Similar factors determine when a security is sold. In this regard, the Sub-adviser uses a strict sell discipline. The discipline has sell signals: sell-stops protect profits and minimize future losses; sell signal when stock's "Loss Limit" price safeguard is violated; and sell signal on any advancing indicators of a company's fundamental breakdown. A consequence of the Sub-adviser's strategy, under certain market conditions, is high turnover.

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies, but may invest in companies of any size. Although the Fund will not concentrate in any one industry, it is anticipated that the Fund’s portfolio will focus on a small, select group of industries (“growth industries”) which the Fund’s Sub-adviser believes offer superior growth opportunities based on overall economic trends.

The Fund may also invest a portion of its assets in broad market index exchange traded funds (“ETFs”) -- including ETFs that are leveraged or inversely related to the market. From time to time, the Fund’s Sub-adviser may determine that only a limited number of companies meet the criteria for investment described above. At such times, all or a significant portion of the Fund’s assets may be invested in ETFs -- including ETFs that are leveraged or inversely related to the market, money market instruments (including money market mutual funds) or repurchase agreements for an extended period of time. The Sub-adviser sees active trading as necessary to address market disturbances, volatility and the like. The Sub-adviser views ETF’s as risky investments because they are more volatile – particularly those that are leveraged or inversely related to the market; and, to address this risk, the Sub-adviser employs its strict sell discipline.

Principal Risks

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Volatility Risk. Because the Fund will emphasize various growth industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

ETF Risk. The Fund may invest in ETFs that are leveraged. If the ETF’s target index experiences adverse daily performance, the Fund’s investment in the ETF will be reduced by a greater amount for every adverse performance. Further, purchasing shares during a day may result in greater exposure to the performance of the target index if the target index moves in a direction adverse to the ETF between the close of the markets on one trading day and before the close of the markets on the next trading day.

Small and Mid Capitalization Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers, which could be viewed as riskier than a diversified fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for each full calendar year that the Fund has operated.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2011 was -22.87%.

During the period shown in the bar chart, the highest quarterly return was 17.42% (for the quarter ended September 30, 2009) and the lowest return was -2.21% (for the quarter ended September 30, 2010).

Average Annual Total Returns For Periods Ended December 31, 2010

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns Monteagle Informed Investor Growth Fund - Class I	1 Year	Since Inception	Inception Date
Institutional Class	14.94%	20.70%	Apr. 03, 2008
Institutional Class - Return After Taxes on Distributions	10.05%	16.48%	Apr. 03, 2008
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	9.67%	15.39%	Apr. 03, 2008
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	17.51%	Apr. 03, 2008

Monteagle Quality Growth Fund - Class I
Fund Summary
Investment Objective
The investment objective of the Monteagle Quality Growth Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monteagle Quality Growth Fund - Class I Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Monteagle Quality Growth Fund - Class I Institutional Class
Management Fees	1.20%
Distribution [and/or Service] (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.32%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Monteagle Quality Growth Fund - Class I Institutional Class	134	418	723	1,590

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “growth investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that its Sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund only invests in companies that have a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Principal Risks

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Small and Mid Capitalization Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2011 was -9.78%.

During the period shown in the bar chart, the highest quarterly return was 13.73% (for the quarter ended June 30, 2009) and the lowest return was -23.95% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2010

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index® and the Russell 1000 Growth Index®. The Russell 1000 Growth Index®, which measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, is provided as a supplemental benchmark because is it reflective of the market for growth stocks in which the Fund invests. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns Monteagle Quality Growth Fund - Class I	1 Year	5 Years	10 Years
Institutional Class	16.68%	2.48%	(0.30%)
Institutional Class - Return After Taxes on Distributions	16.67%	2.46%	(0.34%)
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	10.84%	2.11%	(0.28%)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%

Performance reflects fee waivers by the Fund’s investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.
Monteagle Select Value Fund - Class I
Fund Summary
Investment Objective
The investment objective of the Monteagle Select Value Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monteagle Select Value Fund - Class I Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Monteagle Select Value Fund - Class I Institutional Class
Management Fees		1.20%
Distribution [and/or Service] (12b-1) Fees		none
Other Expenses		0.20%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	1.41%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Monteagle Select Value Fund - Class I Institutional Class	144	446	771	1,691

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “value investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that the Fund’s Sub-adviser believes are under-priced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Principal Risks

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2011 was -14.72%.

During the period shown in the bar chart, the highest quarterly return was 19.63% (for the quarter ended June 30, 2003) and the lowest return was -27.73% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2010

The table below shows how the Fund’s average annual total returns compare to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns Monteagle Select Value Fund - Class I	1 Year	5 Years	10 Years
Institutional Class	19.77%	(0.33%)	4.51%
Institutional Class - Return After Taxes on Distributions	19.70%	(1.19%)	3.82%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	12.85%	(0.51%)	3.66%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Performance reflects fee waivers by the Fund’s investment adviser for periods prior to 2008; had advisory fees not been waived during such periods, returns would be less than those shown.
Monteagle Value Fund - Class I
Fund Summary
Investment Objective
The investment objective of the Monteagle Value Fund (the “Fund”) is long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Monteagle Value Fund - Class I Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Monteagle Value Fund - Class I Institutional Class
Management Fees	1.20%
Distribution [and/or Service] (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.40%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Monteagle Value Fund - Class I Institutional Class	143	443	766	1,680

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

A long-term (or “buy and hold”) approach is used to manage the Fund’s portfolio. The Fund invests primarily in common stocks of small, medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that are believed to be undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index®. A stock will be sold when it is no longer undervalued or when the fundamentals of the company that affect revenue and profitability have changed significantly, either in a positive or negative direction.

It is the Fund’s policy to limit investment in any one industry or group of related industries to no more than 25% of the portfolio. In light of and subject to that limitation, the Fund may make significant investments in certain industries or group of industries from time to time. For example, the Fund is currently below the limitation but has a significant position in the energy sector, which may change in the near or distant future. It is not the intent of the Fund to be a sector fund.

Principal Risks

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Company Risk. The Fund might decrease in value in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Volatility Risk. Common stocks tend to be more volatile than other investment choices. Because the Fund will emphasize various growth industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

Portfolio Turnover Risk. Generally, the Fund intends to invest for long-term purposes. However, the Fund’s rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Sub-adviser believes that portfolio changes are necessary or appropriate. Periods of portfolio “repositioning” may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Small and Mid Capitalization Risk. The Fund may invest in mid-capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements, for reasons including that the stocks are generally traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects.

Sector Risks. While the Fund will not concentrate its investments in any one industry or group of related industries by investing more than 25% of the portfolio, the Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Unified Series Trust acquired all the assets and liabilities of the Monteagle Value Fund, a series of AmeriPrime Advisors Trust (the “AmeriPrime Predecessor Fund”), in a tax-free reorganization effective as of September 26, 2005. The Monteagle Funds acquired all the assets and liabilities of the Monteagle Value Fund, a series of Unified Series Trust (the “Unified Predecessor Fund”), in a tax-free reorganization effective as of July 14, 2006. The Fund is a continuation of the AmeriPrime Predecessor Fund and Unified Predecessor Fund (collectively the “Predecessor Funds”) and, therefore, the bar chart includes the returns of the Predecessor Funds.

The following chart shows the total return of the Fund for the past ten calendar years.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2011 was -12.02%.

During the period shown in the bar chart, the highest quarterly return was 18.21% (for the quarter ended June 30, 2003) and the lowest return was -27.28% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2010

The table that follows shows how the Fund’s average annual total returns compare to those of the S&P 500 Index® and the Russell 2000 Value Index®. The Russell 2000 Value Index®, which tracks stocks in the Russell 2000 Index® with lower price-to-book ratios and lower forecasted growth values, is provided as a supplemental benchmark because is it reflective of the market for value stocks in which the Fund invests. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns Monteagle Value Fund - Class I	1 Year	5 Years	10 Years
Institutional Class	15.88%	3.79%	5.75%
Institutional Class - Return After Taxes on Distributions	15.54%	3.03%	4.92%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	10.30%	2.92%	4.60%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	24.50%	3.51%	8.41%

Includes returns of the AmeriPrime Predecessor Fund and the Unified Predecessor Fund.